Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DIREXION FUNDS
Prospectus Date	rr_ProspectusDate	Dec. 27, 2024
Direxion Monthly Small Cap Bull 1.75X Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Direxion Monthly Small Cap Bull 1.75X Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks monthly investment results, before fees and expenses, of 175% of the calendar month performance of the Index. The Fund does not seek to achieve its stated investment objective for a period of time different than a full calendar month.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 1, 2026
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 35% of the average value of its portfolio. However, this portfolio turnover is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate would be significantly higher.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	35.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	"Acquired Fund Fees and Expenses" include fees and expenses incurred indirectly by the Fund as a result of investments in other investment companies, including investments in money market funds. Because acquired fund fees and expenses are not borne directly by the Fund, they will not be reflected in the expense information in the Fund's financial statements and the information presented in the table will differ from that presented in the Fund's financial highlights included in the Fund's reports to shareholders.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example -
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Index measures the performance of approximately 2,000 small-capitalization companies in the Russell 3000® Index, based on a combination of their market capitalization and current index membership. The Index is reconstituted annually and enhanced by initial public offerings quarterly. As of October 31, 2024, the Index consisted of 1,969 holdings, which had an average market capitalization of $3.5 billion, total market capitalizations ranging from $9.17 million to $13.74 billion and were concentrated in the healthcare, financials, and industrials sectors.The components of the Index and the percentages represented by various sectors in the Index may change over time. The Fund will concentrate its investment in a particular industry or group of industries (i.e., hold 25% or more of its total assets in the stocks of a particular industry or group of industries) to approximately the same extent as the Index is so concentrated.The Fund, under normal circumstances, invests at least 80% of its net assets (plus borrowing for investment purposes) in financial instruments, such as swap agreements, securities of the Index, and exchange-traded funds ("ETFs") that track the Index, that, in combination, provide 1.75X monthly leveraged exposure to the Index, consistent with the Fund's investment objective. The financial instruments in which the Fund most commonly invests are swap agreements which are intended to produce economically leveraged investment results.The Fund may invest in the securities of the Index, an ETF that tracks the Index, or utilize derivatives such as swaps on the Index, swaps on an ETF that tracks the Index or a substantially similar index as the Fund, or futures contracts to obtain leveraged exposure to the securities or a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of the securities in the Index. On a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements. The Fund seeks to remain fully invested at all times consistent with its stated investment objective. Because a significant portion of the assets of the Fund may come from investors using “asset allocation” and “market timing” investment strategies, the Fund may engage in frequent trading. The Fund is “non-diversified,” meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund entails risk. The Fund may not achieve its leveraged investment objective and there is a risk that you could lose all of your money invested in the Fund. The Fund is not a complete investment program. In addition, the Fund presents risks not traditionally associated with most mutual funds. It is important that investors closely review all of the risks listed below and understand them before making an investment in the Fund.Rebalancing Risk — If for any reason the Fund is unable to rebalance all or a part of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with its investment objective. In these instances, the Fund may have investment exposure to the Index that is significantly greater or significantly less than its stated investment objective. The Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective, leading to significantly greater losses or reduced gains.Liquidity Risk —Holdings of the Fund may be difficult to buy or sell or may be illiquid, particularly during times of market turmoil. There is no assurance that a security or derivative instrument that is deemed liquid when purchased will continue to be liquid. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to buy or sell an illiquid security or derivative instrument at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains or achieving its investment objective. In certain market conditions the Fund may be one of many market participants that is attempting to transact in the securities of the Index. Under such circumstances, the market for securities of the Index may lack sufficient liquidity for all market participants' trades. Therefore, the Fund may have more difficulty transacting in the securities or financial instruments and the Fund's transactions could exacerbate illiquidity and price volatility in the securities of the Index. To the extent that the instruments utilized by the Fund are thinly traded or have a limited market, the Fund may be unable to meet its investment objective due to a lack of available investments or counterparties.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information provides some indication of the risks of investing in the Fund by demonstrating how its returns have varied from calendar year to calendar year. The bar chart shows changes in the Fund’s performance from calendar year to calendar year. The table shows how the Fund’s average annual returns for the one-year, five-year and ten-year periods compare with those of one or more broad-based market indexes for the same periods. The S&P 500® Index is included in the table as the Fund's primary benchmark for regulatory reasons. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance is available on the Fund’s website at www.direxion.com/mutual-funds?producttab=performance or by calling the Fund toll-free at (800) 851-0511.The performance noted below, and prior to August 1, 2022, reflects the Fund’s previous monthly leveraged investment objective, before fees and expenses, of 200% of the Index. If the Fund had continued to seek its previous investment objective, the calendar year performance of the Fund would have varied from that shown.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Fund by demonstrating how its returns have varied from calendar year to calendar year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 851-0511
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.direxion.com/mutual-funds?producttab=performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Return for the Calendar Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period of time shown in the bar chart, the Fund’s highest calendar quarter return was 66.37% for the quarter ended December 31, 2020 and its lowest calendar quarter return was -56.48% for the quarter ended March 31, 2020. The year-to-date return as of September 30, 2024 was 13.00%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2023)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time.
1 Year	rr_AverageAnnualReturnYear01	16.93%
5 Years	rr_AverageAnnualReturnYear05	9.97%
10 Years	rr_AverageAnnualReturnYear10	7.16%
Direxion Monthly Small Cap Bull 1.75X Fund | Risk Lose Money [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	The Fund may not achieve its leveraged investment objective and there is a risk that you could lose all of your money invested in the Fund.
Direxion Monthly Small Cap Bull 1.75X Fund | Effects of Compounding and Market Volatility Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Effects of Compounding and Market Volatility Risk —
The Fund’s performance for periods greater than a full calendar month, which is defined as the period from the end of the last business day of one calendar month through the close of trading on the last business day of the following calendar month, will be the result of each month's returns compounded over the period, which is likely to differ from 175% of the Index’s performance, before fees and expenses. Compounding has a significant impact on funds that are leveraged and that rebalance monthly. The impact of compounding becomes more pronounced as volatility and holding periods increase and will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Index during the shareholder’s holding period of an investment in the Fund. Fund performance for periods greater than one calendar month can be estimated given any set of assumptions for the following factors: a) Index volatility; b) Index performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities of the Index. The chart below provides examples of how Index volatility and its return could affect the Fund’s performance. The chart shows estimated Fund returns for a number of combinations of Index volatility and Index performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect to the securities included in the Index; (ii) there were no Fund expenses; and (iii) borrowing/lending rates of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. Particularly during periods of higher Index volatility, compounding will cause results for periods longer than a full calendar month to vary from 175% of the performance of the Index. As shown in the chart below, the Fund would be expected to lose 4% if the Index provided no return over a one year period during which the Index experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Index’s return is flat. For instance, if the Index’s annualized volatility is 100%, the Fund would be expected to lose 48.1% of its value, even if the cumulative Index return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 175% of the performance of the Index and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 175% of the performance of the Index. The table below is not a representation of the Fund’s actual returns, which may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Monthly Index Correlation Risk” below. The volatility of exchange traded securities or instruments that reflect the value of the Index may differ from the volatility of the Index.OneYearIndex175%OneYearIndexVolatility RateReturnReturn10%25%50%75%100%-60%-105%-80.0%-80.7%-82.9%-86.1%-89.6%-50%-87.5%-70.5%-71.5%-74.8%-79.4%-84.6%-40%-70%-59.4%-60.7%-65.3%-71.7%-78.8%-30%-52.5%-46.8%-48.6%-54.5%-63.0%-72.2%-20%-35%-32.8%-35.0%-42.6%-53.2%-64.9%-10%-17.5%-17.4%-20.2%-29.4%-42.5%-56.9%0%0%-0.7%-4.0%-15.1%-30.9%-48.1%10%17.5%17.4%13.4%0.3%-18.3%-38.7%20%35%36.7%32.1%16.8%-4.9%-28.6%30%52.5%57.2%51.9%34.3%9.4%-17.9%40%70%79.0%72.9%52.9%24.6%-6.5%50%87.5%102.0%95.1%72.5%40.6%5.5%60%105%126.1%118.5%93.2%57.4%18.1%The Index’s annualized historical volatility rate for the five year period ended September 30, 2024 was 27.86%. The Index’s highest volatility rate for any twelve-month period (October 1 to September 30) during the five year period was 38.82% and volatility for a shorter period of time may have been substantially higher. The Index’s annualized performance for the five-year period ended September 30, 2024 was 9.38%. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future. The volatility of ETFs or instruments that reflect the value of the Index, such as swaps, may differ from the volatility of the Index.For information regarding the effects of volatility and Index performance on the long-term performance of the Fund, see “Additional Information Regarding Investment Techniques and Policies” in the Fund’s statutory prospectus, and “Negative Implications of Leveraged Monthly Goals In Volatile Markets” in the Fund’s Statement of Additional Information.
Direxion Monthly Small Cap Bull 1.75X Fund | Leverage Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Leverage Risk — The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the monthly performance of the Index will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 1.75% for every 1% monthly decline in the Index, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could lose an amount greater than its net assets in the event of an Index decline of more than 58%. This would result in a total loss of a shareholder’s investment in one month even if the Index subsequently moves in the opposite direction and eliminates all or a portion of its earlier monthly change. A total loss may occur in a single month even if the Index does not lose all of its value. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with the Index and may increase the volatility of the Fund. Due to the limited availability of necessary investments or financial instruments, the Fund could, among other things, as a defensive measure, limit or suspend purchases or redemptions of Fund shares until the Adviser determines that the requisite exposure to the Index is obtainable. The Fund may also change its investment objective by, for example, seeking to track an alternative index, or lowering its leverage multiple or the Fund could close.
Direxion Monthly Small Cap Bull 1.75X Fund | Derivatives Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Derivatives Risk — Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Fund to greater risks, and may result in larger losses or smaller gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Fund from achieving its investment objective. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other investments, including risk related to the market, leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty, liquidity, valuation and legal restrictions. The performance of a derivative may not track the performance of its reference asset for various reasons, including due to fees and other costs associated with it. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of the amount initially invested. As a result, the value of an investment in the Fund may change quickly and without warning. A swap on an ETF may not closely track the performance of the Index due to costs associated with trading ETFs, such as an ETF’s premium or discount and the difference between its market price and its net asset value. If the Index has a dramatic intramonth increase or decrease that causes a material change in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close the swap agreement with the Fund. In that event, the Fund may not be able to enter into another swap agreement or invest in other derivatives to achieve its investment objective. This may occur even if the Index reverses all or a portion of its intramonth movement by the end of the month. Upon entering into certain derivatives contracts, such as swap agreements, and to maintain open positions in such agreements, the Fund may be required to post collateral, the amount of which may vary. As such, the Fund may maintain cash balances, which may be significant, with service providers such as the Fund’s custodian or its affiliates in segregated accounts. Maintaining larger cash and cash equivalent positions may also subject the Fund to additional risks, such as increased credit risk with respect to the custodian bank holding the assets and the risk that a counterparty may be unable or unwilling to honor its obligations.
Direxion Monthly Small Cap Bull 1.75X Fund | Counterparty Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Counterparty Risk — If a counterparty is unwilling or unable to make timely payments to meet its contractual obligations or fails to return holdings that are subject to the agreement with the counterparty resulting in the Fund losing money or not being able to meet its monthly leveraged investment objective. In addition, because the Fund may enter into swap agreements with a limited number of counterparties, this increases the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or rebalance properly, which may result in significant losses to the Fund, or the Fund may decide to change its leveraged investment objective. The risk that no suitable counterparties will enter into or continue to provide swap exposure to the Fund may be increased when there is significant market volatility.
Direxion Monthly Small Cap Bull 1.75X Fund | Intra Calendar Month Investment Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Intra-Calendar Month Investment Risk — The intra-month performance will be different from the performance of the Fund when measured from the close of the market at the end of one calendar month until the close of the market on the last day of the subsequent calendar month. An investor that purchases shares on a day other than the last business day of a calendar month may experience performance that is greater than, or less than, the Fund’s stated investment objective. If there is a significant intra-month market event and/or the securities of the Index experience a significant change in value, the Fund may not meet its investment objective or be unable to rebalance its portfolio appropriately.
Direxion Monthly Small Cap Bull 1.75X Fund | Monthly Index Correlation Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Monthly Index Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index and therefore achieve its monthly leveraged investment objective. The Fund’s exposure to the Index is impacted by the Index’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the Index at the end of each calendar month. The possibility of the Fund being materially over- or under-exposed to the Index increases during months when the Index is volatile. Market disruptions, regulatory restrictions, fees, expenses, transaction costs, financing costs related to the use of derivatives, investments in ETFs, directly or indirectly, the Fund’s valuation methodology differing from the Index’s valuation methodology, accounting standards and their application to income items, disruptions, illiquidity or high volatility in the markets for the securities or derivatives held by the Fund and regulatory and tax considerations, among other factors, will also adversely affect the Fund’s ability to adjust exposure to meet its monthly leveraged investment objective.In addition, the Fund may not have investment exposure to all of the securities in the Index or its weighting of investment exposure to the securities may be different from that of the Index. The Fund may also invest in or have exposure to securities that are not included in the Index. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding periodic Index reconstitutions and other Index rebalancing events may also hinder the Fund’s ability to meet its monthly leveraged investment objective.
Direxion Monthly Small Cap Bull 1.75X Fund | Other Investment Companies including ETFs Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Other Investment Companies (including ETFs) Risk—
The Fund may invest in, or obtain exposure to, another investment company, including an ETF or a money market fund (each, an “underlying fund”), to pursue its investment objective or manage cash. When investing in an underlying fund, the Fund becomes a shareholder of that underlying fund and as a result, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses of the underlying fund, in addition to the fees and expenses of the Fund’s own operations. If the underlying fund fails to achieve its investment objective or an ETF’s shares trade at a significant premium or discount, the Fund’s performance will likely be adversely affected. In addition, to the extent that the Fund invests in, or has exposure to, an underlying fund that is an ETF, it will be exposed to all of the risks associated with the ETF structure. Shares of ETFs may trade at a discount or a premium to an ETF’s net asset value which may result in an ETF’s market price being more or less than the value of the index that the ETF tracks especially during periods of market volatility or disruption. There may also be additional trading costs due to an ETF’s bid-ask spread, and/or the underlying fund may suspend sales of its shares due to market conditions that make it impracticable to conduct such transactions, any of which may adversely affect the Fund.
Direxion Monthly Small Cap Bull 1.75X Fund | Passive Investment Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Passive Investment and Index Performance Risk —
A third party (the “Index Provider”), who is unaffiliated with the Fund or Adviser, maintains and exercises complete control over the Index. The Index Provider may delay or add a rebalance date, which may adversely impact the performance of the Fund and its correlation to the Index. There is no guarantee that the methodology used by the Index Provider to identify constituents for the Index will achieve its intended result or positive performance. The Index relies on various sources of information to assess the potential constituents of the Index, including information that may be based on assumptions or estimates. There is no assurance that the sources of information are reliable, and the Adviser does not assess the due diligence conducted by the Index Provider with respect to the data it uses or the Index construction and computation processes. There can be no guarantee that the Index’s methodology or calculation will be free from error or that an error will be identified and/or corrected, which may have an adverse impact on the Fund. The Fund generally will not change its investment exposures, including by buying or selling securities or instruments, in response to market conditions. For example, the Fund generally will not sell an Index constituent due to a decline in its performance or based on changes to the prospects of an Index constituent, unless that constituent is removed from the Index with which the Fund seeks correlated performance.
Direxion Monthly Small Cap Bull 1.75X Fund | Market Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market Risk — The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, general market liquidity, exchange trading suspensions and closures, geopolitical events, natural disasters, and public health risks. Interest rates and inflation rates may change frequently and drastically due to various factors and the Fund’s investments may be adversely impacted.
Direxion Monthly Small Cap Bull 1.75X Fund | Financials Sector Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Financials Sector Risk —Performance of companies in the financials sector may be materially impacted by many factors, including but not limited to, government regulations, economic conditions, credit rating downgrades, changes in interest rates and decreased liquidity in credit markets. Profitability of these companies is largely dependent on the availability and cost of capital and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers also can negatively impact the sector. These companies are also subject to substantial government regulation and intervention, which may adversely impact the scope of their activities, the prices they can charge, the amount of capital they must maintain, and potentially, their size. Government regulation may change frequently and may have significant adverse consequences for financial companies, including effects that are not intended by such regulation. The impact of more stringent capital requirements, or recent or future regulation in various countries on any individual financial company or of the financials sector as a whole, cannot be predicted. The financials sector is also a target for cyber attacks and may experience technology malfunctions and disruptions, which have occurred more frequently in recent years.
Direxion Monthly Small Cap Bull 1.75X Fund | Healthcare Sector Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Healthcare Sector Risk — The profitability of companies in the healthcare sector may be affected by extensive, costly and uncertain government regulation, restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure (including price discounting), changes in the demand for medical products and services, an increased emphasis on outpatient services, limited product lines, industry innovation and/or consolidation, changes in technologies and other market developments. Many healthcare companies are heavily dependent on obtaining and defending patents, which may be time consuming and costly. The expiration of patents may adversely affect the profitability of these companies. Many healthcare companies are subject to extensive litigation based on product liability and similar claims. In addition, their products can become obsolete due to industry innovation, changes in technologies or other market developments. Many new products in the health care sector require significant research and development and may be subject to regulatory approvals, all of which may be time consuming and costly with no guarantee that any product will come to market.
Direxion Monthly Small Cap Bull 1.75X Fund | Industrials Sector Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Industrials Sector Risk — Stock prices of issuers in the industrials sector are affected by supply and demand both for their specific product or service and for industrials sector products in general. Government regulation, world events including trade disputes, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will also affect the performance of investment in such issuers. Aerospace and defense companies, a component of the industrials sector, can be significantly affected by government spending policies because companies involved in this industry rely to a significant extent on U.S. and foreign government demand for their products and services. Thus, the financial condition of, and investor interest in, aerospace and defense companies are heavily influenced by government defense spending policies which are typically under pressure from efforts to control government spending budgets. Transportation companies, another component of the industrials sector, are subject to cyclical performance and therefore investment in such companies may experience occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements and insurance costs. The industrials sector may also be adversely affected by changes or trends in commodity prices, which may be influenced by unpredictable factors. Issuers with high carbon intensity or high switching costs associated with the transition to low carbon alternatives may be more impacted by climate transition risks.
Direxion Monthly Small Cap Bull 1.75X Fund | Micro Capitalization Company Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Micro-Capitalization Company Risk - Micro-capitalization companies often have limited product lines, narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies, including companies which are considered small- or mid-capitalization. As a result, their performance can be more volatile and they face greater risk of business failure.
Direxion Monthly Small Cap Bull 1.75X Fund | Small and or Mid Capitalization Company Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Small- and/or Mid-Capitalization Company Risk —
Small- and mid-capitalization companies often have narrower markets for their goods and/or services, less stable earnings, and more limited managerial and financial resources and often have limited product lines, services, markets, financial resources or are dependent on a small management group. Because these stocks are not well-known to the investing public, do not have significant institutional ownership and are followed by relatively few security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, can decrease the value and liquidity of such securities resulting in more volatile performance. These companies may face greater risk of business failure.
Direxion Monthly Small Cap Bull 1.75X Fund | Early Close Trading Halt Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Early Close/Trading Halt Risk — An exchange or market may close or issue trading halts on specific securities or financial instruments. Under such circumstances, the ability to buy or sell certain portfolio securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell investments for its portfolio and may temporarily prevent investors from buying and selling the Fund. In addition, the Fund may be unable to accurately price its investments, may fail to achieve performance that is correlated with the Index and may incur substantial losses.
Direxion Monthly Small Cap Bull 1.75X Fund | Equity Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Equity Securities Risk — Publicly issued equity securities, including common stocks, are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests, and/or has exposure to, will cause the net asset value of the Fund to fluctuate.
Direxion Monthly Small Cap Bull 1.75X Fund | Market Timing Activity Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market Timing Activity Risk — Rafferty expects a significant portion of the assets of the Fund to come from professional money managers and investors who use the Fund as part of “asset allocation” and “market timing” investment strategies. These strategies often call for frequent trading, which may lead to large shareholder transactions into and out of the Fund. These large movements of assets may lead to increased portfolio turnover, higher transaction costs and the possibility of increased net realized capital gains, including net short-term capital gains. Additionally, these large movement of assets may have a negative impact on the Fund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the Fund’s expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.
Direxion Monthly Small Cap Bull 1.75X Fund | Money Market Instrument Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Money Market Instrument Risk — The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Money market instruments may lose money.
Direxion Monthly Small Cap Bull 1.75X Fund | NonDiversification Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Non-Diversification Risk — The Fund has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer, the credit of a single counterparty, and/or a single economic, political or regulatory event.
Direxion Monthly Small Cap Bull 1.75X Fund | Investor Class
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses of the Fund	rr_OtherExpensesOverAssets	0.60%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.14%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.74%
Expense Cap/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[3]
Total Annual Fund Operating Expenses After Expense Cap/Reimbursement	rr_NetExpensesOverAssets	1.49%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	152
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	524
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 920
2014	rr_AnnualReturn2010	6.55%
2015	rr_AnnualReturn2011	(11.97%)
2016	rr_AnnualReturn2012	39.65%
2017	rr_AnnualReturn2013	27.06%
2018	rr_AnnualReturn2014	(27.29%)
2019	rr_AnnualReturn2015	45.94%
2020	rr_AnnualReturn2016	20.98%
2021	rr_AnnualReturn2017	26.86%
2022	rr_AnnualReturn2018	(41.52%)
2023	rr_AnnualReturn2019	20.05%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	13.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest calendar quarter return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	66.37%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest calendar quarter return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(56.48%)
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Direxion Monthly Small Cap Bull 1.75X Fund | Return After Taxes on Distributions | Investor Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.05%
5 Years	rr_AverageAnnualReturnYear05	9.48%
10 Years	rr_AverageAnnualReturnYear10	6.64%
Direxion Monthly Small Cap Bull 1.75X Fund | Return After Taxes on Distributions and Sale of Fund Shares | Investor Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.05%
5 Years	rr_AverageAnnualReturnYear05	8.97%
10 Years	rr_AverageAnnualReturnYear10	6.12%
Direxion Monthly Small Cap Bull 1.75X Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.87%
5 Years	rr_AverageAnnualReturnYear05	7.27%
10 Years	rr_AverageAnnualReturnYear10	5.10%
Direxion Monthly Small Cap Bull 1.75X Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.29%
5 Years	rr_AverageAnnualReturnYear05	15.69%
10 Years	rr_AverageAnnualReturnYear10	12.03%

[1]	Other Expenses are estimated for the Fund's current fiscal year.
[2]	"Acquired Fund Fees and Expenses" include fees and expenses incurred indirectly by the Fund as a result of investments in other investment companies, including investments in money market funds. Because acquired fund fees and expenses are not borne directly by the Fund, they will not be reflected in the expense information in the Fund's financial statements and the information presented in the table will differ from that presented in the Fund's financial highlights included in the Fund's reports to shareholders.
[3]	Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”), has entered into an Operating Expense Limitation Agreement with the Fund. Under the Operating Expense Limitation Agreement, Rafferty has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through September 1, 2026, to the extent that the Fund’s Total Annual Fund Operating Expenses exceed 1.35% of the Fund’s average daily net assets (excluding, as applicable, among other expenses, taxes, swap financing and related costs, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions and extraordinary expenses). Any expense waiver or reimbursement is subject to recoupment by the Adviser within the three years after the expense was waived/reimbursed only if overall Total Annual Fund Operating Expenses fall below the lesser of this percentage limitation and any percentage limitation in place at the time the expense was waived/reimbursed. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.